Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2019

VIPVAL-QTLY-1119
1.808786.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.0%
GCI Liberty, Inc. (a)	94,700	$5,878,029
Media - 2.3%
Liberty Global PLC Class C (a)(b)	132,300	3,147,417
Nexstar Broadcasting Group, Inc. Class A	38,000	3,887,780
		7,035,197
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	34,100	2,686,057

TOTAL COMMUNICATION SERVICES		15,599,283

CONSUMER DISCRETIONARY - 7.2%
Distributors - 0.8%
LKQ Corp. (a)	79,100	2,487,695
Hotels, Restaurants & Leisure - 1.3%
Eldorado Resorts, Inc. (a)	61,000	2,432,070
The Stars Group, Inc. (a)(b)	106,800	1,599,864
		4,031,934
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	19,300	2,394,551
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	95,700	3,730,386
Specialty Retail - 1.4%
Lowe's Companies, Inc.	26,100	2,869,956
Sally Beauty Holdings, Inc. (a)	85,500	1,273,095
		4,143,051
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	73,000	2,420,680
Tapestry, Inc.	100,700	2,623,235
		5,043,915

TOTAL CONSUMER DISCRETIONARY		21,831,532

CONSUMER STAPLES - 8.0%
Food & Staples Retailing - 1.5%
U.S. Foods Holding Corp. (a)	110,100	4,525,110
Food Products - 3.8%
Conagra Brands, Inc.	146,600	4,497,688
Darling International, Inc. (a)	187,500	3,586,875
Tyson Foods, Inc. Class A	39,700	3,419,758
		11,504,321
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	53,500	2,820,520
Personal Products - 0.9%
Edgewell Personal Care Co. (a)	80,600	2,618,694
Tobacco - 0.9%
Altria Group, Inc.	67,600	2,764,840

TOTAL CONSUMER STAPLES		24,233,485

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
BP PLC sponsored ADR (b)	81,693	3,103,517
Cenovus Energy, Inc. (Canada)	219,100	2,055,639
Cheniere Energy, Inc. (a)	55,000	3,468,300
ConocoPhillips Co.	70,500	4,017,090
Hess Corp.	48,300	2,921,184
Marathon Petroleum Corp.	38,500	2,338,875
Noble Energy, Inc.	107,800	2,421,188
Suncor Energy, Inc.	79,300	2,501,375
Teekay LNG Partners LP	154,400	2,107,560
Teekay Offshore Partners LP	579,100	671,756
Valero Energy Corp.	45,800	3,903,992
		29,510,476
FINANCIALS - 23.7%
Banks - 6.2%
PNC Financial Services Group, Inc.	30,100	4,218,816
SunTrust Banks, Inc.	114,000	7,843,200
U.S. Bancorp	121,447	6,720,877
		18,782,893
Capital Markets - 7.5%
Ameriprise Financial, Inc.	29,800	4,383,580
Apollo Global Management LLC Class A	117,200	4,432,504
BlackRock, Inc. Class A	4,368	1,946,556
E*TRADE Financial Corp.	47,100	2,057,799
LPL Financial	59,700	4,889,430
Northern Trust Corp.	50,900	4,749,988
		22,459,857
Consumer Finance - 4.2%
Capital One Financial Corp.	97,000	8,825,058
OneMain Holdings, Inc.	104,600	3,836,728
		12,661,786
Insurance - 5.8%
American International Group, Inc.	74,700	4,160,790
Chubb Ltd.	37,700	6,086,288
The Travelers Companies, Inc.	47,900	7,122,251
		17,369,329

TOTAL FINANCIALS		71,273,865

HEALTH CARE - 10.8%
Biotechnology - 0.9%
AbbVie, Inc.	33,900	2,566,908
Health Care Providers & Services - 2.9%
Centene Corp. (a)	88,500	3,828,510
Cigna Corp.	32,000	4,857,280
		8,685,790
Pharmaceuticals - 7.0%
Bayer AG	40,100	2,825,168
Bristol-Myers Squibb Co.	101,700	5,157,207
Jazz Pharmaceuticals PLC (a)	28,974	3,712,728
Roche Holding AG (participation certificate)	26,584	7,740,323
Sanofi SA sponsored ADR	37,500	1,737,375
		21,172,801

TOTAL HEALTH CARE		32,425,499

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
General Dynamics Corp.	16,500	3,015,045
Huntington Ingalls Industries, Inc.	13,500	2,859,165
		5,874,210
Airlines - 0.7%
American Airlines Group, Inc.	74,300	2,003,871
Commercial Services & Supplies - 1.0%
The Brink's Co.	36,900	3,060,855
Construction & Engineering - 1.1%
AECOM (a)	85,385	3,207,061
Industrial Conglomerates - 1.1%
General Electric Co.	360,400	3,221,976
Road & Rail - 1.7%
Norfolk Southern Corp.	18,500	3,323,710
Ryder System, Inc.	34,800	1,801,596
		5,125,306
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	59,200	3,241,200
Fortress Transportation & Infrastructure Investors LLC	115,500	1,749,825
HD Supply Holdings, Inc. (a)	87,300	3,419,978
Univar, Inc. (a)	110,500	2,293,980
		10,704,983

TOTAL INDUSTRIALS		33,198,262

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	153,300	1,802,808
Electronic Equipment & Components - 0.7%
Flextronics International Ltd. (a)	184,100	1,926,607
IT Services - 1.3%
Amdocs Ltd.	29,000	1,917,190
DXC Technology Co.	70,300	2,073,850
		3,991,040
Semiconductors & Semiconductor Equipment - 2.8%
Lam Research Corp.	7,900	1,825,769
Marvell Technology Group Ltd.	122,000	3,046,340
NXP Semiconductors NV	32,100	3,502,752
		8,374,861
Software - 1.3%
Micro Focus International PLC	123,434	1,734,519
SS&C Technologies Holdings, Inc.	44,000	2,269,080
		4,003,599

TOTAL INFORMATION TECHNOLOGY		20,098,915

MATERIALS - 5.9%
Chemicals - 4.5%
DowDuPont, Inc.	51,960	3,705,268
Nutrien Ltd.	28,320	1,410,816
Olin Corp.	121,210	2,269,051
The Mosaic Co.	110,200	2,259,100
Tronox Holdings PLC	166,300	1,380,290
Westlake Chemical Corp.	38,300	2,509,416
		13,533,941
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	39,609	2,616,571
Metals & Mining - 0.5%
Constellium NV (a)	132,100	1,678,991

TOTAL MATERIALS		17,829,503

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexandria Real Estate Equities, Inc.	14,700	2,264,388
American Tower Corp.	14,000	3,095,820
CubeSmart	147,118	5,134,418
Equinix, Inc.	6,300	3,633,840
Equity Lifestyle Properties, Inc.	24,000	3,206,400
		17,334,866
UTILITIES - 5.6%
Electric Utilities - 4.2%
Exelon Corp.	82,100	3,966,251
FirstEnergy Corp.	84,200	4,060,966
Vistra Energy Corp.	175,900	4,701,807
		12,729,024
Multi-Utilities - 1.4%
Sempra Energy	28,300	4,177,363

TOTAL UTILITIES		16,906,387

TOTAL COMMON STOCKS
(Cost $279,643,738)		300,242,073

Money Market Funds - 0.7%
Fidelity Cash Central Fund 1.96% (c)	521,510	521,615
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	1,632,189	1,632,352
TOTAL MONEY MARKET FUNDS
(Cost $2,153,967)		2,153,967
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $281,797,705)		302,396,040
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,152,934)
NET ASSETS - 100%		$301,243,106

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,113
Fidelity Securities Lending Cash Central Fund	5,112
Total	$45,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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